Significant accounting policies - Going concern (Details) - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Significant accounting policies
Cash and cash equivalents	£ 89,693	£ 62,927	£ 157,552	£ 212,660
Expected funding requirements over next 12-month period	£ 80,000